Provisions	12 Months Ended
Jan. 31, 2019
Provisions [abstract]
Provisions

20	Provisions

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
CURRENT
Lease contributions	179	412	480
Onerous contracts	-	264	377
Make good	742	430	671
	921	1,106	1,528

	31 January 2019 NZ$000’s	31 January 2018 NZ$000’s	31 January 2017 NZ$000’s
NON-CURRENT
Lease contributions	906	910	702
Onerous contracts	-	-	176
Make good	1,466	1,801	1,371
	2,372	2,711	2,249

	Lease contributions NZ$000’s	Onerous contracts NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2018	1,322	264	2,231	3,817
Additional provisions recognised	337	-	717	1,054
Unused amounts reversed	-	-	(600)	(600)
Unwinding of discounts	-	-	(84)	(84)
Amounts used during the period	(510)	(264)	-	(774)
Exchange differences	(64)	-	(56)	(120)
Balance at 31 January 2019	1,085	-	2,208	3,293

	Lease contributions NZ$000’s	Onerous contracts NZ$000’s	Make good NZ$000’s	Total NZ$000’s
Opening balance at 1 February 2017	1,182	553	2,042	3,777
Additional provisions recognised	635	-	595	1,230
Unused amounts reversed	-	-	(658)	(658)
Unwinding of discounts	-	-	271	271
Amounts used during the period	(547)	(289)	(77)	(913)
Exchange differences	52	-	58	110
Balance at 31 January 2018	1,322	264	2,231	3,817

Opening balance at 1 July 2016	1,318	275	1,817	3,410
Additional provisions recognised	145	508	353	1,006
Unused amounts reversed	-	-	(112)	(112)
Unwinding of discounts	-	-	(9)	(9)
Amounts used during the period	(269)	(230)	-	(499)
Exchange differences	(12)	-	(7)	(19)
Balance at 31 January 2017	1,182	553	2,042	3,777

Onerous contracts

The onerous provision relates to a head office lease for which the space is not fully utilised. The provision is calculated using a pre-tax discount rate of 10.25% (2018: 11.4%, 2017: 11.4%). The balance of this provision at 31 January 2019 is $nil.

Make good

In accordance with certain lease agreements, the Group must refurbish and restore the lease premises to a condition agreed with the landlord at the end of the lease term or as prescribed. The provision has been calculated using a pre-tax discount rate of 2% (2018: 2%, 2017: 2%), and other market assumptions and re-assessed annually.

During the 2019 financial year an additional $595 thousand was recognised in relation to new retail leases in New Zealand and Australia.